Borrowings - Schedule of Repurchase Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 15,652,135	₩ 11,773,494
Individuals, groups and corporations
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 15,645,498	11,769,694
Individuals, groups and corporations | Bottom of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	0.00%
Individuals, groups and corporations | Top of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	9.75%
Counter sale
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 6,637	₩ 3,800
Counter sale | Bottom of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	1.80%
Counter sale | Top of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	2.20%